Derivative Instruments - Effect of Derivative Instruments - Balance Sheet Table (Detail) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Derivatives Fair Value [Line Items]
Gross derivative assets		$ 357	$ 108
Gross derivative liabilities		(1,378)	(1,628)
Commodity Derivatives [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets	[1]	301	54
Gross derivative liabilities	[1]	(132)	(209)
Commodity Derivatives [Member] | Other Current Assets [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets	[1]	300	7
Gross derivative liabilities	[1]	(126)	(1)
Commodity Derivatives [Member] | Other Assets [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets	[1]	0	2
Gross derivative liabilities	[1]	0	0
Commodity Derivatives [Member] | Other Current Liabilities [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets	[1]	1	45
Gross derivative liabilities	[1]	(6)	(206)
Commodity Derivatives [Member] | Other Liabilities [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets	[1]	0	0
Gross derivative liabilities	[1]	0	(2)
Interest Rate Swap [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets	[1]	56	54
Gross derivative liabilities	[1]	(1,238)	(1,419)
Interest Rate Swap [Member] | Other Current Assets [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets	[1]	22	14
Gross derivative liabilities	[1]	0	0
Interest Rate Swap [Member] | Other Assets [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets	[1]	34	40
Gross derivative liabilities	[1]	0	0
Interest Rate Swap [Member] | Other Current Liabilities [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets	[1]	0	0
Gross derivative liabilities	[1]	(82)	(236)
Interest Rate Swap [Member] | Other Liabilities [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets	[1]	0	0
Gross derivative liabilities	[1]	(1,156)	(1,183)
Western Gas Partners LP [Member] | Interest Rate Swap [Member] | Other Current Liabilities [Member]
Derivatives Fair Value [Line Items]
Gross derivative assets		0	0
Gross derivative liabilities		$ (8)	$ 0

[1]	Excludes amounts related to WES interest-rate swap agreements.